Segment and Revenue Analysis	12 Months Ended
Dec. 31, 2023
Segment and Revenue Analysis [Abstract]
Segment and revenue analysis

Note 16 – Segment and revenue analysis

The Company operates in a single operating segment that includes the selling of bitcoin mining machines and related accessories, telecommunication products, providing cryptocurrency exchange services, management and maintenance services and cross-border payment and foreign exchange services.

The following table summarizes the revenue generated from different revenue streams:

	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2023	2022	2021
Revenue
Product sale - Bitcoin mining machines and related accessories	$265,984	$25,800,263	$39,756,156
Product sale - Telecommunication equipment	516,365	3,736,961	8,566,866
Service – Cryptocurrency exchange services	1,044,087	105,686	-
Service - Management and maintenance services	391,644	86,344	3,127,225
Service - Cross-border payment and foreign exchange services	2,637,101	2,598,865	-
	$4,855,181	$32,328,119	$51,450,247

The following table summarizes the revenues generated from different geographic region:

	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2023	2022	2021
Geographic region
Mainland China	$1,173,993	$29,623,568	$51,432,545
Australia	3,681,188	2,704,551	-
Other countries and regions	-	-	17,702
	$4,855,181	$32,328,119	$51,450,247

Selected assets of property, plant and equipment, right-of- use assets, intangible assets and goodwill by geographical region within the operating segment is as follows:

	As of December 31,	As of December 31,
	2023	2022
Geographic region
Mainland China	$36,135,935	$38,070,043
Hong Kong	239,608	90,949
Australia	3,912,446	10,955,261
Others foreign countries and regions	1,343,581	2,486,139
	$41,631,570	$51,602,392